Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit
Beginning balance at Dec. 31, 2017	$ 108,767	$ 197,390	$ 20,812	$ (114)	$ (109,321)
Beginning balance, Shares at Dec. 31, 2017		88,479
Shares issued on conversion of RSUs, DSUs and exercise of options	9	$ 601	(592)
Shares issued on conversion of RSUs, DSUs and exercise of options, shares		249
Stock-based compensation	4,684		4,684
DSUs and RSUs issued in lieu of directors' fees and salaries	1,268		1,268
Net Income (Loss)	(28,267)				(28,267)
Other comprehensive income (loss)	(4,179)			(4,179)
Ending balance at Dec. 31, 2018	82,282	$ 197,991	26,172	(4,293)	(137,588)
Ending balance, Shares at Dec. 31, 2018		88,728
Shares issued on conversion of RSUs, DSUs and exercise of options	568	$ 2,922	(2,354)
Shares issued on conversion of RSUs, DSUs and exercise of options, shares		1,115
Stock-based compensation	4,128		4,128
DSUs issued in lieu of directors' fees	458		458
Credit to equity as a result of the Project Investment	20,094				20,094
Net Income (Loss)	51,665				51,665
Other comprehensive income (loss)	426			426
Ending balance at Dec. 31, 2019	$ 159,621	$ 200,913	$ 28,404	$ (3,867)	$ (65,829)
Ending balance, Shares at Dec. 31, 2019		89,843